Summary of Principal Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer deposits
Customer deposits secured by right to purchase units of property in a development project at a prescribed price	$ 33,038,106	$ 11,109,490
Accounts receivable
Allowance for doubtful accounts	35,953,537	14,164,988
Unbilled accounts receivable	246,730,442	182,878,383
Billed accounts receivable	57,870,268	61,202,482
Total	304,600,710	244,080,865
Properties held for sale
Impairment of properties held for sale	$ 0	$ 0	$ 0
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%
Ownership interest to represent more than minor influence for investments in investment funds (as a percent)	3.00%